Regulatory Matters and Restrictions on Dividends - Additional Information (Detail)	12 Months Ended	1 Months Ended			0 Months Ended
	Dec. 31, 2013	Jan. 31, 2016 Scenario, Forecast [Member]	Jan. 02, 2015 Scenario, Forecast [Member] After Capital Conservation Buffer Fully Phased [Member]	Dec. 31, 2013 Minimum Capital Ratio [Member]	Jan. 02, 2015 Minimum Capital Ratio [Member] Scenario, Forecast [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 risk-based capital ratio			7.00%		4.50%
Tier 1 risk-based capital ratio			8.50%	4.00%	6.00%
Total risk-based capital ratio			10.50%		8.00%
Tier 1 leverage ratio					4.00%
Capital conservation buffer ratio to be phased in over three years					2.50%
Initial Capital conservation buffer		0.625%
Capital conservation buffer phased in period	3 years